6. STOCKHOLDERS' EQUITY (Details) - Warrants and Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expected volatility		485.00%
Expected lives	3 years	3 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Expected volatility	462.00%
Risk free interest rate	2.01%	1.98%
Maximum [Member]
Expected volatility	509.00%
Risk free interest rate	2.85%	2.01%